Consolidated Statement of Financial Position - ARS ($)	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 45,021,164,000	$ 33,655,357,000
Right of use assets	408,665,000	0
Intangible assets	128,166,000	336,177,000
Investments	2,557,000	2,557,000
Goodwill	25,501,000	25,501,000
Inventories	1,568,655,000	1,041,857,000
Other receivables	567,874,000	1,449,465,000
Trade accounts receivable	2,310,000	6,229,000
Total non-current assets	47,724,892,000	36,517,143,000
Current assets
Inventories	5,414,366,000	5,811,476,000
Other receivables	619,297,000	589,624,000
Trade accounts receivable	2,752,044,000	3,176,067,000
Investments	1,019,609,000	3,223,021,000
Cash and banks	1,547,551,000	1,240,979,000
Total current assets	11,352,867,000	14,041,167,000
Total assets	59,077,759,000	50,558,310,000
SHAREHOLDERS' EQUITY AND LIABILITIES
Capital stock and other capital related accounts	11,053,976,000	11,053,976,000
Reserves	11,873,454,000	3,507,882,000
Retained earnings	3,839,189,000	8,365,572,000
Accumulated other comprehensive income	330,216,000	422,254,000
Equity attributable to the owners of the Company	27,096,835,000	23,349,684,000
Non-controlling interests	2,230,737,000	2,114,549,000
Total shareholders' equity	29,327,572,000	25,464,233,000
Non-current liabilities
Borrowings	6,689,001,000	4,010,964,000
Accounts payable	139,378,000	595,581,000
Provisions	566,369,000	450,168,000
Other liabilities	51,489,000	12,153,000
Lease liabilities	340,093,000
Deferred tax liabilities	5,482,688,000	4,901,253,000
Total non-current liabilities	13,269,018,000	9,970,119,000
Current liabilities
Borrowings	5,536,841,000	5,161,566,000
Accounts payable	9,063,848,000	7,465,833,000
Advances from customers	193,176,000	259,445,000
Salaries and social security payables	958,658,000	975,163,000
Tax liabilities	542,737,000	1,199,201,000
Lease liabilities	102,584,000
Other liabilities	83,325,000	62,750,000
Total current liabilities	16,481,169,000	15,123,958,000
Total liabilities	29,750,187,000	25,094,077,000
Total shareholders' equity and liabilities	$ 59,077,759,000	$ 50,558,310,000